Income Taxes - Deferred tax asset and liabilities (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Accrued expenses	$ 660,918	¥ 4,312,491		¥ 4,608,063
Tax loss carry forward	9,741,554	63,563,642		67,843,392
Gross deferred tax assets	10,402,472	67,876,133		72,451,455
Valuation allowance	(9,741,554)	(63,563,642)	$ (10,397,455)	(67,843,392)	¥ (84,146,463)
Net deferred tax assets	$ 660,918	¥ 4,312,491		¥ 4,608,063